Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg US Short-Term Government/Corporate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.31%	2.49%	1.92%
Lipper Ultra-Short Obligations Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.77%	2.64%	2.10%
A
Prospectus [Line Items]
Average Annual Return, Percent	[4]	6.10%	2.58%	1.93%
IS
Prospectus [Line Items]
Average Annual Return, Percent		6.15%	2.72%	2.29%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	1.71%	1.40%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	1.64%	1.36%
SS
Prospectus [Line Items]
Average Annual Return, Percent		6.16%	2.64%	2.02%
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.16%	2.73%	2.29%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg US Short-Term Government/Corporate Index represents securities that have fallen out of the U.S. Government/Corporate Index because of the standard minimum one year maturity constraint. Sectors include treasuries, agencies, industrials, utilities and financial institutions.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.
[4]	Effective December 1, 2019, the maximum 2% sales charge (load) imposed on Class A Shares purchases (as a percentage of offering price) has been eliminated. The performance of the A class has been adjusted to reflect the elimination of the sales charge.